Share-based payments	12 Months Ended
Dec. 31, 2019
Text block1 [abstract]
Share-based payments
Note 15. Share-based payments
15.1 Detail of Cellectis equity awards
Holders of vested Cellectis stock options and warrants are entitled to exercise such options and warrants to purchase Cellectis Ordinary shares at a fixed exercise price established at the time of such options and warrants are granted during their useful life.
For stock options and warrants, we estimate the fair value of each option on the grant date or other measurement date if applicable using a Black-Scholes option-pricing model, which requires us to make predictive assumptions regarding future stock price volatility, employee exercise behavior, dividend yield, and the forfeiture rate. We estimate our future stock price volatility based on Cellectis historical closing share prices over the expected term period. Our expected term represents the period of time that options granted are expected to be outstanding determined using the simplified method. The risk-free interest rate for periods during the expected term of the options is based on the French government securities with maturities similar to the expected term of the options in effect at the time of grant. We have never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, we used an expected dividend yield of zero. Options may be priced at 100 percent or more of the fair market value on the date of grant, and generally vest over four years after the date of grant. Options generally expire within ten years after the date of grant.
Stock Options
The weighted-average fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2016	2017	2018

Weighted-Average fair values of stock options granted	10.53€	14.30€	8.89€
Assumptions:
Risk-free interest rate	0.00% - 0.03%	0.03%	0.13%
Share entitlement per options	1	1	1
Exercise price	17.90€ - 22.44€	22.57€	24.80€
Grant date share fair value	16.42€ - 22.48€	24.01€	17.78€
Expected volatility	62.8% - 63.2%	65.6%	63.3%
Expected term (in years)	6.11 - 6.12	6.12	6.25
Vesting conditions	Service	Service	Service
Vesting period	Graded	Graded	Graded
Information on stock option activity follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share	Options Outstanding	Weighted- Average Exercise Price Per Share	Remaining Average Useful Life
Balance as of December 31, 2016	1,355,680	33.75 €	8,436,255	25.43 €	9.09y
Granted	—	—	1,220,000	22.57 €
Exercised	—	—	(31,873)	20.40 €
Forfeited or Expired	—	—	(291,778)	22.19 €
Balance as of December 31, 2017	3,822,772	28.02 €	9,332,604	25.17 €	8.31y
Granted	—	—	100,000	24.80 €
Exercised	—	—	(319,568)	19.72 €
Forfeited or Expired	—	—	(174,930)	23.68 €
Balance as of December 31, 2018	5,644,044	27.47 €	8,938,106	25.39 €	7.32y
Share-based compensation expense related to stock option awards was $26.0 million in 2018, $36.8 million in 2017, and $45.6 million in 2016.
Warrants
The weighted-average fair values of warrants granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2016	2017
Weighted-Average fair values of warrants granted	9.33€	13.20€
Assumptions:
Risk-free interest rate	0.00% - 0.04%	0.12%
Share entitlement per options	1	1
Exercise price	18.68€ - 27.37€	24.34€

Grant date share fair value	16.42€ - 22.48€	24.95€

Expected volatility	62.8% - 63.1%	64.7%
Expected term (in years)	6.00	6.00
Vesting conditions	Service	Service
Vesting period	Graded	Graded

Information on warrants activity follows:

	Warrants Exercisable	Weighted- Average Exercise Price Per Share	Warrants Outstanding	Weighted- Average Exercise Price Per Share	Remaining Average Useful Life
Balance as of December 31, 2016	315,928	23.00 €	1,027,261	25.91 €	7.78y
Granted	—	—	240,000	24.34 €
Exercised	—	—	(126,179)	13.75 €
Forfeited or Expired	—	—	(40,113)	18.67 €

Balance as of December 31, 2017	469,436	28.80 €	1,100,969	27.23 €	8.20y
Granted	—	—	0	0.00 €
Exercised	—	—	(1,867)	6.16 €
Forfeited or Expired	—	—	(180,175)	29.95 €

Balance as of December 31, 2018	687,252	27.74 €	918,927	26.74 €	7.22y
Share-based compensation expense related to warrants awards was $2.3 million in 2018, $3.5 million in 2017, and $4.7 million in 2016.

Free shares
The free shares granted prior to 2018 are subject to a
two-year
vesting period for French employees and four years for foreign citizens. The free shares granted in 2018 and after are subject to a one-year
vesting period for French employees and
two-years
for foreign citizens.
Information on free shares activity follows:

	Number of Free shares Outstanding	Weighted- Average Grant Date Fair Value
Unvested balance at December 31, 201 7	15,600	28.17 €
Granted	56,000	17.37 €
Vested	0	0.00 €
Cancelled	0	0.00 €

Unvested balance at December 31, 201 8	71,600	27.37 €
Granted	57,000	13.04 €
Vested	(35,600)	25.74 €
Cancelled	(26,000)	21.65 €

Unvested balance at December 31, 201 9	67,000	13.98 €
The fair value of free shares corresponds to the grant date share fair value.
We have never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, we used an expected dividend yield of zero in determining fair value.
Share-based compensation expense related to free shares awards was $0.7 million in 201
9
, $0.2 million in 201
8
, and $2.6 million in 201
7
.

1
6
.2 Detail of Calyxt equity awards
Stock Options
The estimated fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	201 7	201 8	201 9
Weighted-Average fair values of stock options granted	$4.00	$9.09	$10.21
Assumptions:
Risk-free interest rate	1.96%	2.45% - 2.89%	1.7% - 2.5%
Share entitlement per options	1	1	1
Exercise price	$13.29	$14.24 - $23.39	$4.05 - $15.39
Grant date share fair value	$13.29	$14.24 - $23.39	$4.05 - $15.39
Expected volatility	25%	40.86% - 57.22%	52.6% - 78.9%
Expected term (in years)	6.6	5.6 - 10.0	6.8 - 10.0
Vesting conditions	Service	Service	Service
Vesting period	Graded	Graded	Graded
Calyxt estimates the fair value of each option on the grant date or other measurement date if applicable using a Black-Scholes option-pricing model, which requires Calyxt to make predictive assumptions regarding future stock price volatility, employee exercise behavior, dividend yield, and the forfeiture rate. Calyxt estimates its future stock price volatility using the historical volatility of comparable public companies over the expected term of the option.
Our expected term represents the period of time that options granted are expected to be outstanding determined using the simplified method.
The risk-free interest rate for periods during the expected term of the options is based on the U.S. Treasury zero-coupon
yield curve in effect at the time of grant.
Calyxt has not paid and does not expect to pay dividends for the foreseeable future.
Options may be priced at 100 percent or more of the fair market value on the date of grant, and generally vest over six
years after the date of grant. Options generally expire within ten
years after the date of grant. Certain awards granted before Calyxt’s IPO contained accelerated vesting provisions if certain events occurred as defined in the option agreement.

Information on stock option activity follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share	Options Outstanding	Weighted- Average Exercise Price Per Share	Remaining Average Useful Life
Balance as of December 31, 201 7	1,244,968	$5.20	3,883,432	$9.16	8.8y
Granted			554,243	$16.69
Exercised			(592,342)	$4.43
Forfeited or Expired			(643,446)	$12.52

Balance as of December 31, 201 8	1,278,038	$7.45	3,201,887	$10.67	8.2y
Granted			1,590,000	$13.80
Exercised			(95,327)	$3.61
Forfeited or Expired			(227,696)	$14.68
Other activity			12,495	$13.29

Balance as of December 31, 201 9	1,789,567	$8.73	4,481,359	$11.73	6.8y
Stock-based compensation expense related to stock option awards was $6.8 million in 2019, $3.2 million in 2018 and $3.8 million in 2017. The options granted under the plans were originally only exercisable upon a triggering event or initial public offering as defined by the plans.
Restricted Stock Units
Units settled in stock subject to a restricted period may be granted to key employees under the 2017 Omnibus Plan. Restricted stock units generally vest and become unrestricted over five years after the date of grant.
Information on restricted stock unit activity follows:

	Number of Restricted Stock Units Outstanding	Weighted-Average Grant Date Fair Value
Unvested balance at December 31, 201 7	1,373,933	$13.29
Granted	315,825	$16.68
Vested	(261,507)	$14.07
Cancelled	(376,837)	$13.30

Unvested balance at December 31, 201 8	1,051,414	$14.11
Granted	100,000	$12.48
Vested	(324,043)	$9.69
Cancelled	(13,845)	$12.72

Unvested balance at December 31, 201 9	813,526	$9.41
The fair value of restricted stock units corresponds to the grant date share fair value.
Calyxt has not paid and does not expect to pay dividends for the foreseeable future.
Share-based compensation expense related to restricted stock units awards was $4.9 million in 2019, $5.5 million in 2018 and $4.7 million in 2017.
Performance Stock Unit
In June 2019, Calyxt granted performance stock units, which carry a market condition based on Calyxt share price. These awards contain a continuous service period of three years, the performance period, from the date of grant, followed by a restricted period of two years if the shares are issued following the performance period during which the grantee is required to provide continuous service and the awarded shares must be held by the grantee until the end of the period. The number of shares of common stock delivered following the performance period depends upon the change in Calyxt share price during the performance period. Calyxt granted a targeted 311,667 performance stock units, the performance criteria allow for the actual payout to be between zero and 120 percent of target. The fair value of the performance stock units and the assumptions used for the Monte Carlo simulation were as follows:

Date of grant	06/28/2019
Estimated fair values of performance stock units granted	$7.06
Assumptions:
Risk-free interest rate	1.71%
Expected volatility	75.0%
Expected term (in years)	3.0 years
Information on performance stock unit activity follows:

	Number of Performance Stock Units Outstanding	Weighted- Average Grant Date Fair Value
Unvested balance at December 31, 2018	$—	$—
Granted	311,667	$7.06
Vested	$—	$—
Cancelled	$—	$—

Unvested balance at December 31, 2019	311,667	$7.06
Share-based compensation expense related to performance stock units awards was $0.2 million in 2019.